Cover	9 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	SRIVARU Holding Limited
Entity Central Index Key	0001973368
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2nd Floor, Regatta Office Park
Entity Address, Address Line Two	West Bay Road
Entity Address, Address Line Three	P.O. Box 10655
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1006
City Area Code	+1 (888)
Local Phone Number	227-8066
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	108 Lakeland Ave.
Entity Address, City or Town	Dover DE
Entity Address, Postal Zip Code	19901
City Area Code	+1 (800)
Local Phone Number	316-6660
Contact Personnel Name	Capitol Services, Inc.